iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .4%
AUB Group Ltd. .......................... 25,460 $ 502,827
Brambles Ltd. ........................... 276,246 3,729,897
CAR Group Ltd. .......................... 62,513 1,115,923
Challenger Ltd. .......................... 107,613 745,725
Coles Group Ltd. ......................... 235,658 3,969,298
Computershare Ltd. ....................... 86,430 2,288,920
CSL Ltd. ............................... 113,212 9,032,595
HUB24 Ltd. ............................. 2,900 146,583
National Australia Bank Ltd. .................. 762,587 20,024,597
Netwealth Group Ltd. ...................... 14,289 203,897
Northern Star Resources Ltd. ................. 205,152 2,716,146
Pro Medicus Ltd. ......................... 1,350 190,854
Qube Holdings Ltd. ....................... 200,376 707,525
SRG Global Ltd. ......................... 59,528 164,287
Steadfast Group Ltd. ...................... 283,821 998,428
Supply Network Ltd.
(a)
...................... 2,820 62,556
Technology One Ltd. ...................... 15,772 323,563
Westpac Banking Corp. .................... 809,234 19,717,515
WiseTech Global Ltd. ...................... 3,976 91,216
66,732,352
a
Austria  —  0 .3%
ANDRITZ AG ........................... 12,119 1,047,523
OMV AG .............................. 39,625 2,490,096
Telekom Austria AG , Class A ................. 20,800 230,531
3,768,150
a
Belgium  —  0 .2%
Ackermans & van Haaren N.V. ................ 2,017 659,361
Bekaert SA ............................. 6,502 290,590
Elia Group SA/N.V. , Class B ................. 4,054 645,555
Fagron ................................ 5,440 149,907
Lotus Bakeries N.V. ....................... 16 212,212
UCB SA ............................... 3,461 1,036,123
2,993,748
a
Brazil  —  0 .5%
Banco BTG Pactual SA ..................... 98,431 1,031,349
Localiza Rent a Car SA ..................... 255,307 2,054,405
WEG SA .............................. 303,146 2,754,698
5,840,452
a
Canada  —  13 .6%
Aecon Group, Inc. ........................ 6,040 193,859
Agnico Eagle Mines Ltd. .................... 26,748 4,155,959
Alimentation Couche-Tard, Inc. ................ 36,809 2,346,225
Atco Ltd. , Class I , NVS ..................... 11,655 608,944
BOYD GROUP, INC. ...................... 289 27,365
Brookfield Asset Management Ltd. , Class A ....... 84,518 3,791,317
BRP, Inc. .............................. 2,214 135,236
Canadian Imperial Bank of Commerce .......... 131,898 15,188,846
Canadian National Railway Co. ............... 62,627 7,473,732
Canadian Tire Corp. Ltd. , Class A , NVS .......... 10,299 1,418,586
Canadian Utilities Ltd. , Class A , NVS ............ 24,902 925,671
CCL Industries, Inc. , Class B , NVS ............. 12,336 804,308
Dollarama, Inc. .......................... 3,558 470,687
DPM Metals, Inc. ......................... 4,652 151,081
Element Fleet Management Corp. ............. 43,329 894,229
Empire Co. Ltd. , Class A , NVS ................ 11,666 408,567
EQB, Inc. .............................. 2,478 232,381
Finning International, Inc. ................... 8,331 588,471
FirstService Corp. ........................ 1,782 253,394
Fortis, Inc. ............................. 89,244 5,112,692
Security Shares Value
a
Canada (continued)
Franco-Nevada Corp. ...................... 7,406 $ 1,545,325
George Weston Ltd. ....................... 9,825 705,225
GFL Environmental, Inc. .................... 1,875 68,945
Gildan Activewear, Inc. ..................... 15,969 823,306
Great-West Lifeco, Inc. ..................... 43,755 2,788,041
Hammond Power Solutions, Inc. , Class A
(a)
....... 338 82,748
Hydro One Ltd.
(b)
......................... 39,975 1,648,889
iA Financial Corp., Inc. ..................... 11,075 1,529,221
Imperial Oil Ltd. .......................... 13,882 1,558,856
Intact Financial Corp. ...................... 18,702 3,859,871
Kinross Gold Corp. ........................ 35,338 836,700
Linamar Corp. ........................... 2,978 211,174
Loblaw Companies Ltd. .................... 26,179 1,187,630
Magna International, Inc. .................... 39,414 2,591,750
Manulife Financial Corp. .................... 306,525 12,431,742
Maple Leaf Foods, Inc. ..................... 11,878 255,525
Metro, Inc. , Class A ....................... 18,889 1,207,724
North West Co., Inc. (The) ................... 8,004 278,680
Open Text Corp. ......................... 61,241 1,355,442
OR Royalties, Inc. ........................ 5,731 181,477
Power Corp. of Canada .................... 85,163 5,309,439
Premium Brands Holdings Corp. ............... 10,967 650,326
RB Global, Inc. .......................... 11,076 1,289,447
Royal Bank of Canada ..................... 174,210 36,074,030
Saputo, Inc. ............................ 23,653 685,116
Stantec, Inc. ............................ 5,234 361,001
Stella-Jones, Inc. ......................... 3,524 194,755
Sun Life Financial, Inc. ..................... 106,216 8,339,257
TFI International, Inc. ...................... 4,591 660,852
TMX Group Ltd. .......................... 26,368 863,223
Toromont Industries Ltd. .................... 4,330 712,034
Toronto-Dominion Bank (The) ................ 238,893 29,046,155
Tourmaline Oil Corp. ....................... 60,774 2,541,088
Wheaton Precious Metals Corp. ............... 14,986 1,685,786
168,742,330
a
China  —  3 .0%
Agricultural Bank of China Ltd. , Class A .......... 2,429,000 2,169,793
ANTA Sports Products Ltd. .................. 232,600 2,116,588
Apeloa Pharmaceutical Co. Ltd. , Class A ......... 30,100 74,032
Bank of Communications Co. Ltd. , Class A ........ 709,900 672,238
Beijing Kingsoft Office Software, Inc. , Class A ...... 1,156 36,513
CGN Power Co. Ltd. , Class A ................. 161,200 92,905
Chengdu Xingrong Environment Co. Ltd. , Class A ... 48,600 46,013
China Coal Xinji Energy Co. Ltd. , Class A ......... 39,200 49,586
China Communications Services Corp. Ltd. , Class H . 698,000 349,602
China Construction Bank Corp. , Class A ......... 353,700 501,439
China Foods Ltd.
(a)
........................ 142,000 56,211
China Merchants Bank Co. Ltd. , Class A ......... 640,700 3,351,919
China Merchants Bank Co. Ltd. , Class H ......... 951,500 5,463,290
China Overseas Property Holdings Ltd. .......... 240,000 99,062
China Resources Beer Holdings Co. Ltd. ......... 398,000 1,084,029
Chongqing Rural Commercial Bank Co. Ltd. , Class H 676,000 498,196
CNOOC Energy Technology & Services Ltd. , Class A . 85,200 41,687
ENN Energy Holdings Ltd. ................... 230,200 1,189,402
Foxconn Industrial Internet Co. Ltd. , Class A ....... 59,100 636,025
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 131,200 857,952
Haier Smart Home Co. Ltd. , Class H ............ 796,000 2,036,096
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 25,900 116,876
Huaxia Bank Co. Ltd. , Class A ................ 358,000 336,873
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 2,500 30,197
Industrial & Commercial Bank of China Ltd. , Class A . 1,935,200 2,014,469
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 160,100 564,700
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 19,400 67,817

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Kweichow Moutai Co. Ltd. , Class A ............. 20,500 $ 3,581,667
Lao Feng Xiang Co. Ltd. , Class A .............. 7,900 37,453
Luzhou Laojiao Co. Ltd. , Class A .............. 41,000 469,326
Midea Group Co. Ltd. , Class A ................ 132,700 1,478,277
NAURA Technology Group Co. Ltd. , Class A ....... 280 36,694
NetEase, Inc. ........................... 231,600 5,947,895
Offshore Oil Engineering Co. Ltd. , Class A
(a)
....... 70,900 52,446
Proya Cosmetics Co. Ltd. , Class A ............. 4,600 40,646
Sumec Corp. Ltd. , Class A ................... 28,700 40,566
Tian Di Science & Technology Co. Ltd. , Class A .... 55,100 36,142
Tsingtao Brewery Co. Ltd. , Class A
(a)
............ 9,400 72,406
Tsingtao Brewery Co. Ltd. , Class H ............. 154,000 847,567
WuXi AppTec Co. Ltd. , Class A ................ 19,700 362,219
Xiamen Tungsten Co. Ltd. , Class A ............. 4,400 55,564
ZCZL Industrial Technology Group Co. Ltd. ....... 26,100 53,650
Zhejiang JIULI Hi-tech Metals Co. Ltd. , Class A ..... 14,100 49,747
37,715,775
a
Colombia  —  0 .0%
Grupo de Inversiones Suramericana SA ......... 19,840 319,231
a
Denmark  —  2 .8%
Novo Nordisk A.S. , Class B .................. 728,009 34,964,029
a
Finland  —  0 .2%
Harvia OYJ ............................. 2,146 102,019
Huhtamaki OYJ .......................... 18,943 569,258
Metso OYJ ............................. 93,022 1,617,560
Scanfil OYJ ............................. 3,718 52,932
2,341,769
a
France  —  10 .7%
Air Liquide SA ........................... 68,703 13,605,044
AXA SA ............................... 508,594 25,485,350
Cie Generale des Etablissements Michelin SCA .... 153,222 5,919,007
Euronext N.V.
(b)
.......................... 10,281 1,644,458
IPSOS SA ............................. 9,521 379,235
Legrand SA ............................ 23,560 3,992,108
L'Oreal SA ............................. 24,550 10,761,657
Publicis Groupe SA ....................... 49,398 4,881,652
Rubis SCA ............................. 22,342 784,094
Sanofi SA .............................. 317,505 27,147,809
Schneider Electric SE ...................... 44,699 14,626,660
Thales SA .............................. 8,564 2,200,959
Valeo SE .............................. 31,593 464,252
Veolia Environnement SA ................... 144,884 6,037,495
Vinci SA ............................... 105,368 15,388,793
133,318,573
a
Germany  —  2 .4%
Atoss Software SE ........................ 829 63,582
Deutsche Boerse AG ...................... 16,757 4,570,467
DWS Group GmbH & Co. KGaA
(b)
............. 6,612 496,724
E.ON SE .............................. 369,076 7,589,640
FUCHS SE ............................. 5,558 206,526
Heidelberg Materials AG .................... 14,002 2,671,160
Nemetschek SE .......................... 2,950 179,599
SAP SE ............................... 86,666 13,359,403
Symrise AG , Class A ...................... 11,583 1,161,889
30,298,990
a
Greece  —  0 .0%
Titan SA ............................... 4,432 262,932
a
Security Shares Value
a
Hong Kong  —  1 .1%
AIA Group Ltd. .......................... 1,467,000 $ 13,430,724
First Pacific Co. Ltd. ....................... 638,000 391,386
13,822,110
a
India  —  1 .5%
ABB India Ltd. ........................... 2,348 174,811
Berger Paints India Ltd. .................... 18,088 97,571
Bharat Electronics Ltd. ..................... 130,616 569,269
Computer Age Management Services Ltd. ........ 21,236 179,132
CRISIL Ltd. ............................. 1,788 77,162
Cummins India Ltd. ....................... 6,860 410,963
Eicher Motors Ltd. ........................ 7,805 584,465
Gabriel India Ltd. ......................... 4,514 59,282
HDFC Asset Management Co. Ltd.
(b)
............ 18,549 520,754
Honeywell Automation India Ltd.
(a)
............. 55 23,125
Info Edge India Ltd. ....................... 18,042 186,839
Infosys Ltd. ............................. 808,169 8,568,192
KPIT Technologies Ltd. ..................... 8,850 62,910
L&T Technology Services Ltd.
(b)
............... 3,008 99,970
LTM Ltd.
(b)
............................. 9,218 345,397
Mahindra & Mahindra Ltd. ................... 44,307 1,441,076
Mphasis Ltd.
(a)
........................... 15,367 352,005
NBCC India Ltd. ......................... 54,024 60,015
NHPC Ltd. ............................. 423,261 364,054
Persistent Systems Ltd. .................... 4,416 202,449
PI Industries Ltd. ......................... 2,478 66,956
Pidilite Industries Ltd. ...................... 18,380 309,737
Polycab India Ltd. ........................ 1,700 179,274
Reliance Industries Ltd. .................... 175,247 2,400,641
Schaeffler India Ltd. ....................... 1,545 68,512
Sun Pharmaceutical Industries Ltd. ............. 55,446 1,091,577
Supreme Industries Ltd. .................... 3,722 124,345
Tata Elxsi Ltd.
(a)
.......................... 3,867 156,867
UNO Minda Ltd. .......................... 3,792 43,672
UTI Asset Management Co. Ltd. ............... 9,982 98,737
Varun Beverages Ltd. ...................... 23,629 127,035
ZF Commercial Vehicle Control Systems India Ltd. .. 120 3,259
19,050,053
a
Indonesia  —  0 .6%
ANTAM Persero Tbk
(a)
..................... 2,696,900 394,660
Bank Central Asia Tbk PT ................... 20,680,200 6,444,064
Medikaloka Hermina Tbk PT ................. 479,800 21,870
Sumber Alfaria Trijaya Tbk PT ................ 2,082,000 160,245
7,020,839
a
Ireland  —  0 .2%
Glanbia PLC ............................ 22,679 634,230
Kerry Group PLC , Class A ................... 14,474 1,327,709
1,961,939
a
Italy  —  4 .2%
Buzzi SpA .............................. 6,761 346,315
DiaSorin SpA ........................... 2,067 160,178
Enel SpA .............................. 2,047,118 23,481,236
Eni SpA ............................... 437,958 10,275,215
Hera SpA .............................. 195,437 815,179
Interpump Group SpA
(a)
.................... 4,080 157,951
Iren SpA ............................... 161,119 456,293
Italgas SpA ............................. 142,347 1,648,414
Poste Italiane SpA ........................ 107,197 3,508,924
Prysmian SpA ........................... 9,149 1,540,171
Recordati Industria Chimica e Farmaceutica SpA ... 15,012 879,988
Snam SpA ............................. 516,286 3,727,128
SOL SpA .............................. 1,362 90,572

iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Italy (continued)
Tenaris SA ............................. 47,581 $ 1,317,152
Terna - Rete Elettrica Nazionale ............... 299,444 3,496,628
51,901,344
a
Japan  —  19 .3%
77 Bank Ltd. (The) ........................ 25,500 524,510
Aica Kogyo Co. Ltd. ....................... 9,300 211,897
Air Water, Inc. ........................... 26,900 460,357
Ajinomoto Co., Inc. ........................ 39,900 1,454,720
Alfresa Holdings Corp. ..................... 23,400 313,881
and ST HD Co. Ltd. ....................... 3,100 66,063
Arcs Co. Ltd. ............................ 4,500 94,105
As One Corp. ........................... 6,300 87,967
Asahi Group Holdings Ltd. ................... 204,500 1,944,112
Asahi Intecc Co. Ltd. ...................... 7,200 168,812
Astellas Pharma, Inc. ...................... 272,500 3,645,140
Azbil Corp. ............................. 41,100 437,701
AZ-COM MARUWA Holdings, Inc. ............. 7,700 38,005
Bandai Namco Holdings, Inc. ................. 15,700 363,943
BayCurrent, Inc. ......................... 9,900 369,492
Belc Co. Ltd. ............................ 1,400 56,041
Blue Zones Holdings Co. Ltd. ................. 35,200 379,288
Bridgestone Corp. ........................ 149,500 3,152,298
Canon Marketing Japan, Inc. ................. 10,400 221,557
Capcom Co. Ltd. ......................... 17,500 321,919
Chiba Bank Ltd. (The) ...................... 63,900 978,885
Cosmos Pharmaceutical Corp. ................ 1,600 60,756
CyberAgent, Inc. ......................... 20,400 171,982
Daido Steel Co. Ltd. ....................... 15,500 266,145
Daifuku Co. Ltd. .......................... 17,700 784,110
Daiichi Sankyo Co. Ltd. ..................... 227,100 3,651,827
Daikin Industries Ltd. ...................... 18,100 2,760,951
Daiwa House Industry Co. Ltd. ................ 100,400 2,720,510
DCM Holdings Co. Ltd. ..................... 12,300 115,659
Dentsu Soken, Inc. ........................ 7,800 103,220
Dexerials Corp. .......................... 10,000 266,162
Dowa Holdings Co. Ltd. .................... 6,700 361,914
DTS Corp. ............................. 24,500 151,325
Ebara Corp. ............................ 22,400 877,240
Elecom Co. Ltd. .......................... 7,800 86,020
EXEO Group, Inc. ........................ 20,100 343,731
Fuji Electric Co. Ltd. ....................... 8,900 753,872
FUJIFILM Holdings Corp. ................... 99,700 2,132,927
Fujitsu Ltd. ............................. 105,300 2,092,310
Fukuda Denshi Co. Ltd. .................... 1,600 111,256
Fukuoka Financial Group, Inc. ................ 20,900 886,627
Fuso Chemical Co. Ltd. .................... 3,000 84,363
Future Corp. ............................ 3,500 33,040
Galilei Co. Ltd. .......................... 1,900 38,756
Goldwin, Inc. ............................ 12,600 169,282
Gunma Bank Ltd. (The) .................... 43,900 638,119
Hamakyorex Co. Ltd. ...................... 5,100 57,195
Hanwa Co. Ltd. .......................... 26,000 272,915
Hazama Ando Corp. ....................... 29,100 322,800
Heiwa Real Estate Co. Ltd.
(a)
................. 5,800 86,039
Hitachi Ltd. ............................. 187,300 5,183,732
Hokuetsu Corp. .......................... 14,600 79,119
Hulic Co. Ltd. ........................... 87,900 920,415
Inpex Corp. ............................. 101,600 2,050,107
Internet Initiative Japan, Inc. ................. 8,800 173,677
ITOCHU Corp. .......................... 667,000 7,612,226
Japan Elevator Service Holdings Co. Ltd. ......... 8,400 90,222
Jeol Ltd. ............................... 4,100 190,168
Kagome Co. Ltd. ......................... 6,000 97,277
Kajima Corp. ............................ 50,900 1,855,455
Security Shares Value
a
Japan (continued)
Kamigumi Co. Ltd. ........................ 15,200 $ 476,955
Kandenko Co. Ltd. ........................ 11,800 492,548
Kao Corp. .............................. 98,200 1,946,193
Katitas Co. Ltd. .......................... 4,000 81,877
Kinden Corp. ............................ 9,400 464,009
Kobayashi Pharmaceutical Co. Ltd.
(a)
........... 4,200 140,954
Kokuyo Co. Ltd. .......................... 47,400 233,005
Komatsu Ltd. ........................... 109,100 4,260,078
Komeri Co. Ltd. .......................... 1,900 41,636
Kubota Corp. ........................... 86,300 1,444,013
Kurita Water Industries Ltd. .................. 6,400 365,163
Kusuri no Aoki Holdings Co. Ltd. .............. 1,000 22,228
Kyowa Kirin Co. Ltd. ....................... 28,100 447,234
Lasertec Corp. .......................... 3,000 952,915
Life Corp. .............................. 4,000 65,083
Maeda Kosen Co. Ltd. ..................... 3,700 40,229
Marubeni Corp. .......................... 151,100 4,405,105
Marui Group Co. Ltd. ...................... 34,300 605,333
Maruzen Showa Unyu Co. Ltd. ................ 1,400 63,729
Matsuda Sangyo Co. Ltd. ................... 1,300 46,114
Max Co. Ltd. ............................ 17,200 181,318
Medipal Holdings Corp. ..................... 18,900 306,223
Meiko Electronics Co. Ltd. ................... 400 78,267
Mitsubishi Corp. .......................... 352,300 9,424,789
Mitsubishi Logistics Corp. ................... 39,100 372,649
Mitsubishi UFJ Financial Group, Inc. ............ 1,286,700 25,634,830
Mitsui & Co. Ltd. ......................... 248,900 6,950,027
Mitsui Chemicals, Inc. ...................... 59,000 782,018
Miura Co. Ltd. ........................... 11,200 218,315
Mizuho Financial Group, Inc. ................. 197,200 9,471,278
Monex Group, Inc. ........................ 29,800 115,147
Monogatari Corp. (The) ..................... 700 20,527
MonotaRO Co. Ltd. ....................... 17,100 194,489
Morinaga & Co. Ltd. ....................... 10,700 170,966
MS&AD Insurance Group Holdings, Inc. ......... 164,700 4,269,015
Murata Manufacturing Co. Ltd. ................ 56,400 4,048,660
Nagase & Co. Ltd. ........................ 38,000 274,902
NEC Corp. ............................. 49,200 1,187,801
NH Foods Ltd. ........................... 9,400 343,183
NHK Spring Co. Ltd. ....................... 12,100 294,072
Nichias Corp. ........................... 11,600 284,688
Nichirei Corp. ........................... 24,400 326,684
Nifco, Inc. .............................. 8,800 263,575
Nippon Gas Co. Ltd. ....................... 12,300 217,765
Nippon Sanso Holdings Corp.
(c)
............... 8,900 330,137
Nishimatsuya Chain Co. Ltd. ................. 3,900 46,817
Nishio Holdings Co. Ltd. .................... 2,300 55,757
Nisshin Seifun Group, Inc. ................... 32,700 399,310
Nissui Corp. ............................ 31,000 245,342
Niterra Co. Ltd. .......................... 17,000 1,129,697
Nitto Denko Corp. ........................ 56,100 1,103,698
NOF Corp. ............................. 21,300 347,901
Nohmi Bosai Ltd.
(a)
........................ 3,800 96,155
Nomura Micro Science Co. Ltd. ............... 2,700 83,153
Nomura Real Estate Holdings, Inc. ............. 95,700 551,512
Nomura Research Institute Ltd. ............... 28,000 785,511
Noritake Co. Ltd. ......................... 6,000 151,937
NTT, Inc. .............................. 4,048,200 3,600,989
Obic Co. Ltd. ............................ 28,000 657,575
Okamura Corp. .......................... 12,600 177,997
Okinawa Cellular Telephone Co. ............... 3,900 88,238
Olympus Corp. .......................... 76,300 798,952
Open House Group Co. Ltd. ................. 6,500 339,415
Open Up Group, Inc. ...................... 9,300 110,075

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Oracle Corp. ............................ 2,800 $ 143,517
Organo Corp. ........................... 1,300 132,935
Osaka Gas Co. Ltd. ....................... 33,600 1,132,099
PALTAC Corp. ........................... 2,800 114,759
Pan Pacific International Holdings Corp. ......... 108,300 548,923
Persol Holdings Co. Ltd. .................... 335,800 510,944
Pilot Corp. ............................. 11,700 122,048
Raito Kogyo Co. Ltd. ...................... 5,500 138,471
Rinnai Corp. ............................ 11,600 255,120
Rohto Pharmaceutical Co. Ltd. ................ 16,600 243,584
Sakai Moving Service Co. Ltd. ................ 2,700 48,416
Sakata Seed Corp. ........................ 2,600 66,948
Sankyu, Inc. ............................ 5,500 293,124
Sanyo Denki Co. Ltd. ...................... 1,800 73,223
SBS Holdings, Inc. ........................ 2,600 69,361
Sekisui Chemical Co. Ltd. ................... 56,900 912,416
Sekisui House Ltd. ........................ 118,500 2,463,570
Senko Group Holdings Co. Ltd. ............... 14,900 180,161
Seven & i Holdings Co. Ltd. .................. 229,200 2,748,652
Shimadzu Corp. .......................... 19,900 507,539
Shimano, Inc. ........................... 7,100 757,288
Shin-Etsu Polymer Co. Ltd. .................. 4,300 64,181
Shionogi & Co. Ltd. ....................... 88,700 1,515,574
Ship Healthcare Holdings, Inc. ................ 7,200 96,165
SHO-BOND Holdings Co. Ltd. ................ 30,300 233,602
SMS Co. Ltd. ........................... 7,900 108,989
Sompo Holdings, Inc. ...................... 93,300 3,544,493
Sony Group Corp. ........................ 177,600 3,574,034
Starts Corp., Inc. ......................... 3,800 106,328
Sumitomo Bakelite Co. Ltd. .................. 5,000 232,279
Sumitomo Forestry Co. Ltd. .................. 99,800 833,175
Sumitomo Mitsui Financial Group, Inc. ........... 411,600 16,134,323
Sumitomo Mitsui Trust Group, Inc. ............. 93,100 3,476,349
Sumitomo Realty & Development Co. Ltd. ........ 49,700 1,153,895
Sundrug Co. Ltd. ......................... 9,800 229,337
Sysmex Corp. ........................... 52,600 473,184
T&D Holdings, Inc. ........................ 59,900 1,786,686
Taihei Dengyo Kaisha Ltd. ................... 5,000 79,253
Takeuchi Manufacturing Co. Ltd. .............. 4,800 210,880
TDK Corp. ............................. 76,800 1,722,956
Terumo Corp. ........................... 81,700 1,115,821
TISI, Inc. .............................. 22,500 440,309
TKC Corp. ............................. 3,900 82,135
Tocalo Co. Ltd. .......................... 7,400 149,811
Tokio Marine Holdings, Inc. .................. 242,000 10,640,452
Tokyo Seimitsu Co. Ltd. .................... 2,900 368,742
Tokyo Tatemono Co. Ltd. .................... 28,500 581,474
Toyota Motor Corp. ....................... 1,615,600 27,065,330
Toyota Tsusho Corp. ....................... 57,600 2,143,995
U-Next Holdings Co. Ltd. .................... 3,500 35,565
Unicharm Corp. .......................... 96,100 556,893
Valor Holdings Co. Ltd. ..................... 3,700 88,955
Yakult Honsha Co. Ltd. ..................... 31,000 521,384
Yamaguchi Financial Group, Inc. .............. 22,500 398,137
Yamaha Motor Co. Ltd. ..................... 116,200 882,332
Yokogawa Bridge Holdings Corp. .............. 5,400 94,749
Yonex Co. Ltd. ........................... 2,100 30,055
Zensho Holdings Co. Ltd. ................... 4,000 199,142
Zeon Corp. ............................. 31,100 454,596
ZOZO, Inc. ............................. 65,800 464,985
240,423,544
a
Malaysia  —  0 .5%
CIMB Group Holdings Bhd .................. 2,468,600 4,494,201
Gas Malaysia Bhd ........................ 74,100 96,316
Security Shares Value
a
Malaysia (continued)
Hong Leong Bank Bhd
(a)
.................... 165,600 $ 870,263
Hong Leong Financial Group Bhd
(a)
............. 48,000 216,899
Kelington Group Bhd ...................... 47,500 93,647
Mega First Corp. Bhd
(a)
..................... 97,200 68,654
Scientex Bhd ........................... 126,900 116,240
5,956,220
a
Mexico  —  0 .0%
Corporativo Fragua SAB de CV
(a) (c)
............. 15,374 393,407
a
Netherlands  —  1 .6%
Aegon Ltd. ............................. 322,285 2,742,770
ASR Nederland N.V. ....................... 39,230 2,962,682
Koninklijke KPN N.V. ...................... 843,297 4,164,854
Koninklijke Vopak N.V. ..................... 11,602 604,150
NN Group N.V. .......................... 75,676 6,634,430
Wolters Kluwer N.V. ....................... 47,833 3,092,864
20,201,750
a
Norway  —  0 .2%
Borregaard ASA .......................... 14,473 217,884
Europris ASA
(b)
.......................... 36,259 323,563
Gjensidige Forsikring ASA ................... 41,241 1,116,338
Sparebanken Norge ....................... 47,954 900,889
TOMRA Systems ASA ..................... 28,503 274,426
2,833,100
a
Philippines  —  0 .2%
International Container Terminal Services, Inc. ..... 89,320 1,299,712
Manila Electric Co. ........................ 76,870 713,963
2,013,675
a
Poland  —  0 .1%
Asseco Poland SA ........................ 18,043 803,333
Asseco South Eastern Europe SA .............. 4,323 68,491
Cyber Folks SA .......................... 898 44,207
Dom Development SA ..................... 1,993 126,908
Neuca SA
(c)
............................. 283 52,290
1,095,229
a
Portugal  —  0 .0%
Sonae SGPS SA ......................... 142,075 327,172
a
Saudi Arabia  —  0 .2%
Arab National Bank ....................... 287,384 1,586,603
Dr Sulaiman Al Habib Medical Services Group Co. .. 12,029 678,736
Mouwasat Medical Services Co. ............... 22,920 388,956
2,654,295
a
Singapore  —  0 .1%
Sembcorp Industries Ltd. ................... 195,200 960,074
a
South Africa  —  1 .3%
Bid Corp. Ltd. ........................... 51,920 1,415,597
Bidvest Group Ltd. ........................ 71,283 1,042,133
Capitec Bank Holdings Ltd. .................. 9,451 2,743,764
FirstRand Ltd. ........................... 1,666,187 9,903,636
PSG Financial Services Ltd. ................. 132,864 261,582
Shoprite Holdings Ltd. ..................... 71,624 1,290,847
16,657,559
a
South Korea  —  0 .4%
Classys, Inc. ............................ 3,364 102,033
DB Insurance Co. Ltd. ..................... 13,699 1,193,616
Hanil Cement Co. Ltd.
(c)
.................... 7,792 68,782
Hankook Tire & Technology Co. Ltd. ............ 13,671 551,481
JB Financial Group Co. Ltd. .................. 31,745 512,304

iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
Kakao Corp. ............................ 3,569 $ 80,479
Kolmar Korea Co. Ltd.
(a)
.................... 1,031 66,814
PharmaResearch Co. Ltd.
(c)
.................. 379 89,613
PSK Holdings, Inc.
(a)
....................... 357 37,701
Samsung Fire & Marine Insurance Co. Ltd. ....... 4,640 1,872,383
Youngone Holdings Co. Ltd.
(a)
................ 1,037 110,195
Yuhan Corp. ............................ 2,075 94,498
4,779,899
a
Spain  —  2 .3%
Acciona SA ............................. 2,824 894,717
Iberdrola SA ............................ 1,090,510 27,142,331
Vidrala SA ............................. 2,958 283,729
28,320,777
a
Sweden  —  1 .7%
AAK AB ............................... 22,073 520,979
AddTech AB , Class B ...................... 13,926 492,140
Assa Abloy AB , Class B .................... 106,835 3,774,569
Atlas Copco AB , Class A .................... 224,957 4,559,652
Axfood AB ............................. 19,106 507,381
Beijer Alma AB , Class B .................... 3,189 97,727
Bravida Holding AB
(b)
...................... 36,076 460,099
Catena AB ............................. 5,738 246,407
EQT AB ............................... 60,027 1,698,136
Essity AB , Class A ........................ 3,505 99,638
Essity AB , Class B ........................ 114,750 3,249,006
Evolution AB
(a) (b)
.......................... 30,249 2,076,436
Getinge AB , Class B ....................... 27,358 559,425
Holmen AB , Class B ....................... 10,629 334,034
Lagercrantz Group AB , Class B ............... 10,386 273,880
Lifco AB , Class B ......................... 9,772 320,265
Sagax AB , Class B ........................ 27,348 434,951
Sweco AB , Class B ....................... 30,597 401,461
Vitec Software Group AB , Class B ............. 3,468 81,727
Wihlborgs Fastigheter AB ................... 60,250 467,590
20,655,503
a
Switzerland  —  13 .5%
ALSO Holding AG , Registered ................ 892 212,902
Bachem Holding AG , Class B ................. 2,618 245,034
BKW AG .............................. 2,589 435,329
Burckhardt Compression Holding AG ........... 609 356,367
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 102 1,184,909
Chocoladefabriken Lindt & Spruengli AG , Registered . 12 1,425,743
Cie Financiere Richemont SA , Class A, Registered .. 52,234 12,057,090
Cie Financiere Tradition SA , Bearer ............ 209 77,831
DKSH Holding AG ........................ 7,722 593,419
Emmi AG , Registered ...................... 239 260,115
Geberit AG , Registered ..................... 4,515 3,012,933
Givaudan SA , Registered ................... 1,069 4,521,610
Logitech International SA , Registered ........... 9,144 857,785
Nestle SA , Registered ..................... 374,045 38,363,977
Novartis AG , Registered .................... 243,757 38,097,343
Roche Holding AG , Bearer .................. 3,501 1,466,775
Roche Holding AG , NVS .................... 85,057 34,965,764
Siegfried Holding AG , Registered
(a)
............. 1,014 88,731
Sika AG , Registered ....................... 21,764 4,488,083
Swiss Life Holding AG , Registered ............. 6,541 7,190,320
Temenos AG , Registered ................... 5,618 459,609
UBS Group AG , Registered .................. 365,901 18,134,460
168,496,129
a
Security Shares Value
a
Taiwan  —  3 .7%
Airtac International Group ................... 12,000 $ 508,662
Alchip Technologies Ltd. .................... 4,000 535,721
Allis Electric Co. Ltd.
(a)
..................... 29,902 116,697
Asia Vital Components Co. Ltd. ............... 7,000 566,231
Bora Pharmaceuticals Co. Ltd. ................ 8,000 106,507
Chief Telecom, Inc. ....................... 6,000 62,783
Chung-Hsin Electric & Machinery Manufacturing
Corp.
(a)
.............................. 62,000 347,610
Getac Holdings Corp.
(a)
..................... 146,000 465,710
Lotes Co. Ltd. ........................... 9,155 617,464
Pegavision Corp. ......................... 9,000 98,091
Primax Electronics Ltd. ..................... 140,000 292,032
Taiwan Hon Chuan Enterprise Co. Ltd.
(a)
......... 67,000 271,296
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 501,000 39,524,016
Wistron Corp. ........................... 387,000 1,952,185
45,465,005
a
Turkey  —  0 .1%
Aksa Akrilik Kimya Sanayii A.S. ............... 348,166 90,449
Coca-Cola Icecek A.S. ..................... 86,190 153,455
Enerjisa Enerji A.S.
(b)
...................... 41,187 90,522
Ford Otomotiv Sanayi A.S. .................. 418,395 760,680
Haci Omer Sabanci Holding A.S. .............. 108,614 227,593
1,322,699
a
United Kingdom  —  7 .1%
AJ Bell PLC ............................ 38,551 313,100
Autotrader Group PLC
(b)
.................... 102,512 678,816
Aviva PLC ............................. 1,036,032 8,932,443
BAE Systems PLC ........................ 291,491 7,143,461
British American Tobacco PLC ................ 599,270 37,084,607
Bunzl PLC ............................. 48,609 1,696,395
Chemring Group PLC ...................... 21,527 146,286
Clarkson PLC ........................... 3,101 171,361
Coca-Cola HBC AG , Class DI
(a)
............... 25,670 1,673,320
Cranswick PLC .......................... 5,519 402,637
Croda International PLC .................... 27,534 1,104,273
DCC PLC .............................. 16,449 1,361,411
Diploma PLC ........................... 6,372 602,296
Drax Group PLC ......................... 66,320 667,694
Fevertree Drinks PLC ...................... 10,938 117,883
Halma PLC ............................. 10,138 529,897
Hikma Pharmaceuticals PLC ................. 34,302 691,100
Hill & Smith PLC ......................... 9,276 337,733
JTC PLC
(b)
............................. 8,216 144,291
Kainos Group PLC ........................ 15,691 159,279
Keller Group PLC ........................ 9,181 323,208
London Stock Exchange Group PLC ............ 38,401 4,151,745
Man Group PLC ......................... 258,405 1,001,778
Morgan Sindall Group PLC .................. 8,196 534,447
Paragon Banking Group PLC ................. 57,500 585,127
Pearson PLC ........................... 69,667 1,107,102
QinetiQ Group PLC ....................... 43,642 244,652
RELX PLC ............................. 244,544 7,728,767
Sage Group PLC (The) ..................... 122,896 1,333,306
Severn Trent PLC ........................ 60,535 2,369,892
Smiths Group PLC ........................ 29,309 995,619
Softcat PLC ............................ 10,019 243,993
Spirax Group PLC ........................ 9,539 865,412
United Utilities Group PLC ................... 158,058 2,742,625
Vesuvius PLC ........................... 51,860 308,178
88,494,134
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States  —  0 .2%
Waste Connections, Inc. .................... 11,861 $ 1,976,959
a
Total Common Stocks — 99.2%
(Cost: $ 1,014,629,746 ) ............................... 1,234,081,746
a
Preferred Stocks
Colombia  —  0 .0%
Grupo de Inversiones Suramericana SA , Preference
Shares , NVS .......................... 32,452 435,007
a
Germany  —  0 .1%
FUCHS SE , Preference Shares , NVS ........... 11,626 508,119
a
South Korea  —  0 .0%
Samsung Fire & Marine Insurance Co. Ltd. , Preference
Shares , NVS
(a) (c)
........................ 692 182,678
a
Total Preferred Stocks — 0.1%
(Cost: $ 1,004,806 ) .................................. 1,125,804
a
Total Long-Term Investments — 99.3%
(Cost: $ 1,015,634,552 ) ............................... 1,235,207,550
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 598,260 $ 598,439
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 1,250,541 1,250,541
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,848,958 ) .................................. 1,848,980
Total Investments —  99.4%
(Cost: $ 1,017,483,510 ) ............................... 1,237,056,530
Other Assets Less Liabilities — 0 .6% ...................... 7,227,062
Net Assets — 100.0% ................................. $ 1,244,283,592
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,301,830  $ —  $ (2,703,738)
(a)
$ (28) $ 375  $ 598,439  598,260  $ 2,628
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,175,751  74,790
(a)
—  —  —  1,250,541  1,250,541  16,668  —
$ —  $ (28) $ 375
$ 1,848,980
$ 19,296  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index .................................................................... 4 09/17/26 $ 1,160 $ 1,032
MSCI EAFE Index .................................................................... 43 09/18/26 6,762 (56,026)
$ (54,994)

iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 191,291,592 $ 1,042,790,154 $ — $ 1,234,081,746
Preferred Stocks ............................................. 435,007 690,797 — 1,125,804
Short-Term Securities
Money Market Funds .......................................... 1,848,980 — — 1,848,980
$ 193,575,579 $ 1,043,480,951 $ — $ 1,237,056,530
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 1,032 $ — $ — $ 1,032
Liabilities
Equity Contracts ............................................... (56,026) — — (56,026)
$ (54,994) $ — $ — $ (54,994)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company
NVS Non-Voting Shares